Organization and Principal Activities (Details of subsidiaries, VIEs and subsidiaries of VIEs) (Details)	12 Months Ended
Dec. 31, 2015
Direct subsidiaries [Member] | Phoenix Satellite Television Information Limited [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIEs [Line Items]
Place of Incorporation	British Virgin Islands ("BVI")
Date of Incorporation	Sep. 01, 1999
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Investment holding
Direct subsidiaries [Member] | Phoenix New Media (Hong Kong) Company Limited [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIEs [Line Items]
Place of Incorporation	Hong Kong
Date of Incorporation	Feb. 24, 2011
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Advertising
Direct subsidiaries [Member] | Phoenix New Media (Hong Kong) Information Technology Company Limited [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIEs [Line Items]
Place of Incorporation	Hong Kong
Date of Incorporation	Apr. 22, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Investment holding
Direct subsidiaries [Member] | I Game Limited [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIEs [Line Items]
Place of Incorporation	Cayman Island
Date of Incorporation	May 20, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Investment holding
Direct subsidiaries [Member] | Convergence Investment Co. Ltd. [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIEs [Line Items]
Place of Incorporation	Cayman Island
Date of Incorporation	Jul. 17, 2015
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Investment holding
Indirect subsidiaries [Member] | Fenghuang On-line (Beijing) Information Technology Co., Ltd. ("Fenghuang On-line") [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIEs [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Dec. 20, 2005
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Technical consulting
Indirect subsidiaries [Member] | Beijing Fenghuang Yutian Software Technology Co., Ltd. ("Fenghuang Yutian") [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIEs [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Jun. 15, 2012
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Software development
Indirect subsidiaries [Member] | Fenghuang Feiyang (Beijing) New Media Information Technology Co., Ltd. ("Fenghuang Feiyang") [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIEs [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Oct. 25, 2013
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Advertising
Indirect subsidiaries [Member] | I Game (Hong Kong) Company Limited [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIEs [Line Items]
Place of Incorporation	Hong Kong
Date of Incorporation	Jun. 10, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Game
Indirect subsidiaries [Member] | Beijing Fenghuang Borui Software Technology Co., Ltd. ("Fenghuang Borui") [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIEs [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Oct. 13, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Software development
Indirect subsidiaries [Member] | Qieyiyou (Beijing) Information Technology Co., Ltd. ("Qieyiyou") [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIEs [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Nov. 28, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Game
VIEs [Member] | Beijing Tianying Jiuzhou Network Technology Co., Ltd. ("Tianying Jiuzhou") [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIEs [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Apr. 18, 2000
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Advertising, MVAS, and games and others
VIEs [Member] | Yifeng Lianhe (Beijing) Technology Co., Ltd. ("Yifeng Lianhe") [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIEs [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Jun. 16, 2006
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	MVAS
VIEs [Member] | Beijing Chenhuan Technology Co., Ltd. ("Chenhuan") [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIEs [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Jun. 10, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Game
VIEs [Member] | Beijing Youjiuzhou Technology Co., Ltd. ("Youjiuzhou") [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIEs [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Jun. 10, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Game
VIEs [Member] | Beijing Huanyou Tianxia Technology Co., Ltd. ("Huanyou Tianxia") [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIEs [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Jun. 16, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Game
VIEs [Member] | Shanghai Meowpaw Information Technology Co., Ltd. ("Meowpaw") [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIEs [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Jan. 14, 2015
Percentage of Direct or Indirect Economic Ownership	75.00%
Principal Activity	Game
Subsidiaries of VIEs [Member] | Beijing Tianying Chuangzhi Advertising Co., Ltd. ("Tianying Chuangzhi") [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIEs [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Feb. 08, 2010
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Advertising
Subsidiaries of VIEs [Member] | Beijing Fenghuang Interactive Entertainment Network Technology Co., Ltd. ("Fenghuang Interactive Entertainment") [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIEs [Line Items]
Place of Incorporation	PRC	[1]
Date of Incorporation	Jun. 01, 2012	[1]
Percentage of Direct or Indirect Economic Ownership	100.00%	[1]
Principal Activity	MVAS, and games and others	[1]
Subsidiaries of VIEs [Member] | Tianjin Fenghuang Mingdao Culture Communication Co., Ltd. ("Fenghuang Mingdao") [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIEs [Line Items]
Place of Incorporation	PRC
Date of Incorporation	May 24, 2013
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Advertising
Subsidiaries of VIEs [Member] | Chengdu Huanyou Tianxia Network Techonology Co., Ltd. ("Chengdu Huanyou") [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIEs [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Jan. 20, 2015
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Game
Subsidiaries of VIEs [Member] | Shanghai Yixi Network Technology Co., Ltd. ("Yixi") [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIEs [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Mar. 26, 2015
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Software development
Subsidiaries of VIEs [Member] | Beijing Fenghuang Convergence Investment Co., Ltd. ("Fenghuang Convergence") [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIEs [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Sep. 18, 2015
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Investment holding
Subsidiaries of VIEs [Member] | Jinhua Fenghuang Huyu Network Technology Co., Ltd. ("Jinhua Huyu") [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIEs [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Nov. 12, 2015
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	MVAS, and games and others

[1]	In August, 2015, the name of "Beijing Jirong Wenhua Culture Communication Co., Ltd." was changed to "Beijing Fenghuang Interactive Entertainment Network Technology Co., Ltd.".